CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY - CAD ($)	Total	Capital stock [Member]	Commitment to issue shares [Member]	Share-based payments [Member]	Accumulated other comprehensive gain (loss) [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 45,086,327	$ 116,766,102	$ 306,999	$ 9,562,905	$ 5,880,342	$ (87,430,021)
Beginning Balance (Shares) at Dec. 31, 2014	73,371,710
Statement [Line Items]
Shares issued as incentive stock grants		233,950	(233,950)
Shares issued as incentive stock grants (Shares)	163,000
Shares issued for exercise of options	$ 0
Shares issued for exercise of options (Shares)	0
Equity investment share-based payments	$ 322,900			322,900
Commitment to issue shares	66,089		66,089
Share - based payments	476,424			476,424
Foreign currency translation adjustment	4,350,667				4,350,667
Change in fair value of financial instruments	(105,714)				(105,714)
Permanent loss on financial instruments	0
Loss for the year	(6,875,857)					(6,875,857)
Ending Balance at Dec. 31, 2015	$ 43,320,836	117,000,052	139,138	10,362,229	10,125,295	(94,305,878)
Ending Balance (Shares) at Dec. 31, 2015	73,534,710
Statement [Line Items]
Shares issued for acquisition of a royalty interest	$ 145,000	145,000
Shares issued for acquisition of a royalty interest (Shares)	250,000
Shares issued as incentive stock grants		166,600	(166,600)
Shares issued as incentive stock grants (Shares)	140,000
Shares issued for exercise of options	$ 127,800	127,800
Shares issued for exercise of options (Shares)	165,000
Equity investment share-based payments	$ 366,800			366,800
Commitment to issue shares	970,796		27,462	943,334
Reclass of reserves on exercise of options		65,133		(65,133)
Foreign currency translation adjustment	(862,335)				(862,335)
Change in fair value of financial instruments	88,515				88,515
Permanent loss on financial instruments	697,675				697,675
Loss for the year	(2,683,482)					(2,683,482)
Ending Balance at Dec. 31, 2016	$ 42,171,605	117,504,585		11,607,230	10,049,150	(96,989,360)
Ending Balance (Shares) at Dec. 31, 2016	74,089,710
Statement [Line Items]
Shares issued for exercise of options	$ 85,700	85,700
Shares issued for exercise of options (Shares)	75,000
Shares issued for private placement	$ 7,000,000	6,200,000		800,000
Shares issued for private placement (Shares)	5,000,000
Finder's fees in units	$ 345,246	305,789		39,457
Finder's fees in units (Shares)	246,604
Share - based payments	$ 1,415,639	358,490	23,825	1,033,324
Share - based payments (Shares)	313,873
Share issuance costs in units	$ (345,246)	(345,246)
Share issuance costs in cash	(92,772)	(92,772)
Reclass of reserves on exercise of options		45,545		(45,545)
Foreign currency translation adjustment	(1,424,814)				(1,424,814)
Change in fair value of financial instruments	609,733				609,733
Permanent loss on financial instruments	0
Loss for the year	(7,393,384)					(7,393,384)
Ending Balance at Dec. 31, 2017	$ 42,371,707	$ 124,062,091	$ 23,825	$ 13,434,466	$ 9,234,069	$ (104,382,744)
Ending Balance (Shares) at Dec. 31, 2017	79,725,187